REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees
City National Rochdale Strategic Credit Fund
In planning and performing our audit of the
financial statements of City National Rochdale
Strategic Credit Fund (the Fund) as of and for
the year ended May 31, 2021 in accordance with
the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we
considered the Funds internal control over
financial reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for the
purpose of expressing our opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Funds internal control
over financial reporting.  Accordingly, we
express no such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting.  In
fulfilling this responsibility, estimates and
judgments by management are required to assess
the expected benefits and related costs of
controls.  A funds internal control over
financial reporting is a process designed to
provide reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with generally
accepted accounting principles (GAAP).  A funds
internal control over financial reporting
includes those policies and procedures that (1)
pertain to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions of
the assets of the fund; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with GAAP, and that
receipts and expenditures of the fund are being
made only in accordance with authorizations of
management and directors of the fund; and (3)
provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a funds
assets that could have a material effect on the
financial statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements.  Also,
projections of any evaluation of effectiveness
to future periods are subject to the risk that
controls may become inadequate because of
changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or detect
misstatements on a timely basis.  A material
weakness is a deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a
reasonable possibility that a material
misstatement of the Funds annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Funds internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies
in internal control over financial reporting
that might be material weaknesses under
standards established by the PCAOB. However, we
noted no deficiencies in the Funds internal
control over financial reporting and its
operation, including controls over safeguarding
securities that we consider to be a material
weakness as defined above as of May 31, 2021.
This report is intended solely for the
information and use of management and the Board
of Trustees of City National Rochdale Strategic
Credit Fund and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these
specified parties.
/s/ EisnerAmper LLP
EISNERAMPER LLP
Philadelphia, Pennsylvania
July 29, 2021